Note 4 - Property and Equipment	6 Months Ended
May 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
Cost
Balance at November 30, 2015	$293,870	$124,151	$129,860	$3,483,398	$1,142,122	$276,300	$76,458	$5,526,159
Additions	1,426	—	—	450,295	63,689	—	—	515,410
Balance at November 30, 2016	295,296	124,151	129,860	3,933,693	1,205,811	276,300	76,458	6,041,569
Additions	36,349	28,905	40,000	1,218,235	196,126	—	—	1,519,615
Balance at May 31, 2017	331,645	153,056	169,860	5,151,928	1,401,937	276,300	76,458	7,561,184

Accumulated depreciation
Balance at November 30, 2015	214,525	110,860	104,089	1,968,088	1,142,122	155,203	71,834	3,766,721
Depreciation	24,147	6,646	5,154	321,986	1,670	24,219	1,388	385,210
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	12,195	4,672	4,443	154,438	18,865	9,687	486	204,786
Balance at May 31, 2017	250,867	122,178	113,686	2,444,512	1,162,657	189,109	73,708	4,356,717

Net book value at:
November 30, 2016	$56,624	$6,645	$20,617	$1,643,619	$62,019	$96,878	$3,236	$1,889,638
Balance at May 31, 2017	$80,778	$30,878	$56,174	$2,707,416	$239,280	$87,191	$2,750	$3,204,467

As at May 31, 2017, there was $728,309 (November 30, 2016 - $266,963) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment.